Earnings/(loss) per share - Ordinary shares (Details) - shares	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Weighted-average number of ordinary
Issued ordinary share	1,206,653,619	1,204,349,933	1,204,860,715	865,591,398
Effect of shares issued upon IPO and exercise of the over-allotment option				133,595,854
Effect of shares converted from Series A preferred shares				72,146,089
Effect of shares released from share award scheme and option plan	116,860		1,978,106
Effect of repurchase of shares	(1,163,118)		(664,260)
Weighted average number of ordinary shares	1,205,607,361	1,204,349,933	1,206,174,561	1,071,333,341